Oil and Gas Properties - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 CAD ($) cashGeneratingUnit	Dec. 31, 2022 CAD ($) cashGeneratingUnit
Disclosure of detailed information about property, plant and equipment [line items]
Number of cash generating units with no indicators of impairment	5
Number of cash generating units with indicators of impairment	2
Number of cash generating units, with recoverable amounts	2	3
Impairment loss (reversal of impairment loss) | $	$ 833,700	$ (245,200)
Adjusted inflation for prices and costs subsequent to 2023	0.020
Oil and gas assets
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss (reversal of impairment loss) | $	$ 833,662	$ (245,241)
Oil and gas assets | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate applied to cash flow projections	12.00%	12.00%
Oil and gas assets | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Number of cash generating units with indicators of impairment	2	5
Discount rate applied to cash flow projections	14.00%	23.00%